Discontinued Operations (Details 1) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 01, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net Loss		$ (655,238)	$ (9,084,815)	$ (5,082,352)	$ (9,918,107)	$ (10,102,266)	$ (2,907,828)
Impairment loss on digital assets						0	6,125
Digital currency						0	(46,976)
Accounts payable and accrued liabilities				127,827	(25,243)	(32,827)	76,657
Related party advances funding operating expense				6,495	222,529	246,425	155,919
Net Cash provided by Operating Activities				(1,319,815)	(819,936)	(1,211,764)	(708,450)
Cash, beginning of period				549,755	55,434	55,434	5,469
Cash, end of period		$ 309,129	$ 565,867	$ 309,129	$ 565,867	549,755	55,434
Repayments of related party loans using digital currency						$ 0	$ 47,350
Discontinued (Member) | April 1, 2022 (Member)
Net Loss	$ 13,016
Impairment loss on digital assets	6,125
Depreciation and amortization	15,059
Digital currency	(46,976)
Accounts payable and accrued liabilities	(27)
Related party advances funding operating expense	12,803
Net Cash provided by Operating Activities	0
Change in cash	0
Cash, beginning of period	0
Cash, end of period	0
Repayments of related party loans using digital currency	$ 47,350